RESTRICTED CASH	12 Months Ended
Dec. 31, 2014
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
4.	RESTRICTED CASH

As of December 31, 2014, restricted cash consisted of a short-term deposit of $371 that has been pledged as security to our bank for a bank guarantee required for a project in process. As of December 31, 2013, restricted cash consisted of cash and equivalents minimum cash balance of $7,500 related to our long term debt covenant compliance (see note 18. Long Term Debt, net of discount).